Unapproved Change Orders and Claims Against Clients and Estimated Recoveries of Claims Against Suppliers and Subcontractors (Tables)	12 Months Ended
Dec. 31, 2020
Contractors [Abstract]
Schedule of Unapproved Change Orders and Claims
The amounts of unapproved change orders and claims against clients and estimated recoveries of claims against suppliers and subcontractors included in determining the profit or loss on contracts are as follows:

Dollars in millions	2020	2019
Amounts included in project estimates-at-completion at January 1,	$978	$973
(Decrease) increase in project estimates	(1)	21
Approved change orders	(6)	(7)
Foreign currency effect	77	(9)
Amounts included in project estimates-at-completion at December 31,	$1,048	$978
Amounts recognized over time based on progress at December 31,	$1,048	$974